ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of VIE's consolidated statement of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net income (loss)	$ (12,311)	$ (17,787)	$ 6,448
Net cash used in operating activities	614	(4,975)	(5,555)
Net cash provided by investing activities	0	352	4,440
Net cash provided by (used in) financing activities	1,212	(9,433)	19,164
Variable Interest Entity [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net revenues	2,867	9,075	23,434
Net income (loss)	(2,482)	(15,726)	7,672
Net cash used in operating activities	1,729	(5,231)	(5,681)
Net cash provided by investing activities	0	0	352
Net cash provided by (used in) financing activities	$ 1,212	$ (9,433)	$ 19,164